Operating Segments - Summary of Revenue from Customers (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Customer A [member]
Disclosure of major customers [line items]
Revenue			$ 38,911
Customer B [member]
Disclosure of major customers [line items]
Revenue			27,456
Customer C [member]
Disclosure of major customers [line items]
Revenue			22,701
Customer D [member]
Disclosure of major customers [line items]
Revenue		$ 22,009	22,044
Customer E [member]
Disclosure of major customers [line items]
Revenue			$ 19,570
Customer F [Member]
Disclosure of major customers [line items]
Revenue	$ 20,000